Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	$ 15,266	$ 17,764
Associated liabilities	14,244	16,846
NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Fair value of transferred financial assets that are not derecognised in their entirety	3,127	1,385
Series 49 of Non Viability Contingent Capital [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	750
Series Fifty One of Non Viability Contingent Capital [Member]
Disclosure of information about structured entities [Line Items]
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	1,000
Limited Recourse Capital Notes Series Two [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 750
Compound Instrument Interest Rate	5.625%
Limited Recourse Capital Notes Series One [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,250
Compound Instrument Interest Rate	4.30%
Limited Recourse Capital Note Series Three [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	$ 1,000
Compound Instrument Interest Rate	7.325%
Fair Value Through Profit Or Loss [Member]
Disclosure of information about structured entities [Line Items]
Assets recognised	$ 181	185
Trading securities [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	689	763
Mortgage backed securities at fair value	219	410
Class B Series Forty Eight Preferred Shares [Member]
Disclosure of information about structured entities [Line Items]
Guarantee-linked notes issued	1,250
BMO issued Non-cumulative, 5-year Rate Reset Class B Preferred Shares	1,250
Other Securitization Vehicles [Member]
Disclosure of information about structured entities [Line Items]
Sale of MBS to securitization vehicles	1,170	2,142
Gain or loss on sale of mortgage backed securities	25	3
Other Securitization Vehicles [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of information about structured entities [Line Items]
Financial liabilities	100	80
Securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of information about structured entities [Line Items]
Associated liabilities	1,781	323
Securities [member] | BMO managed funds [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	870	948
U.S. customer securitization vehicle [member]
Disclosure of information about structured entities [Line Items]
Sale of MBS to securitization vehicles	11,779	8,342
Canadian customer securitization vehicles [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	19,775	18,359
Funding vehicle [member]
Disclosure of information about structured entities [Line Items]
Commercial papers issued	$ 6,054	$ 0